Other Liabilities - Additional Information (Detail) € in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 EUR (€)
Additional Other Liabilities Disclosure [Abstract]
Accrued exceptional non-tax deductible charge	$ 550		$ 550		€ 495
Restructuring expenses	$ 10	$ 22	$ 25	$ 34